Variable Interest Entity (VIE) (Details) - Schedule of Condensed Income Statement - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Operating revenues	¥ 336,709,317	$ 51,603,751	¥ 319,181,424	¥ 225,271,564
Gross profit	122,273,631	18,739,541	173,013,581	139,857,503
Income from operations	55,174,632	8,456,012	122,754,439	102,641,091
Net income	¥ 46,233,277	$ 7,085,668	¥ 110,135,996	¥ 91,056,633